ORGANIZATION AND OVERVIEW OF THE BUSINESS	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND OVERVIEW OF THE BUSINESS [Abstract]
ORGANIZATION AND OVERVIEW OF THE BUSINESS

1.  ORGANIZATION AND OVERVIEW OF THE BUSINESS

The businesses of AltaGas are operated by AltaGas and a number of its subsidiaries including, without limitation, AltaGas Services (U.S.) Inc., AltaGas Utility Holdings (U.S.) Inc., WGL Holdings Inc. (WGL), Wrangler 1 LLC, Wrangler SPE LLC, Washington Gas Resources Corporation, WGL Energy Services, Inc., and SEMCO Holding Corporation; in regards to the Midstream business, AltaGas Extraction and Transmission Limited Partnership, AltaGas Pipeline Partnership, AltaGas Processing Partnership, AltaGas Northwest Processing Limited Partnership, Harmattan Gas Processing Limited Partnership, and WGL Midstream Inc.; in regards to the Power business, AltaGas Power Holdings (U.S.) Inc., WGSW, Inc., WGL Energy Systems, Inc., and Blythe Energy Inc. (Blythe); and, in regards to the Utility business, Washington Gas Light Company, Hampshire Gas Company, and SEMCO Energy, Inc. (SEMCO). SEMCO conducts its Michigan natural gas distribution business under the name SEMCO Energy Gas Company (SEMCO Gas) and its Alaska natural gas distribution business under the name ENSTAR Natural Gas Company (ENSTAR).

AltaGas, a Canadian corporation, is a leading North American clean energy infrastructure company with strong growth opportunities and a focus on owning and operating assets to provide clean and affordable energy to its customers. The Corporation’s long-term strategy is to grow in attractive areas across its Utility, Midstream, and Power business segments seeking optimal capital deployment. In the Midstream business, the Corporation is focused on optimizing the full value chain of energy exports by providing producers with solutions, including global market access off both coasts of North America via the Corporation’s footprint in two of the most prolific gas plays – the Montney and Marcellus. To optimize capital deployment, the Corporation seeks to invest in U.S utilities located in strong growth markets with increasing construction to support customer additions, system improvement and accelerated replacement programs. In the Power business, AltaGas seeks to create innovative solutions with light capital investment utilizing the Corporation’s clean energy expertise. AltaGas has three business segments:

•

Utilities, which serves approximately 1.6 million customers with a rate base of approximately US$3.7 billion through ownership of regulated natural gas distribution utilities across five jurisdictions in the United States, and two regulated natural gas storage utilities in the United States, delivering clean and affordable natural gas to homes and businesses. The Utilities business also includes storage facilities and contracts for interstate natural gas transportation and storage services;

•

Midstream, which, subsequent to the sale of non-core midstream assets in Canada that closed in February 2019, transacts more than 1.5 Bcf/d of natural gas and includes natural gas gathering and processing, natural gas liquids (NGL) extraction and fractionation, transmission, storage, natural gas and NGL marketing, the Corporation’s 50 percent interest in AltaGas Idemitsu Joint Venture Limited Partnership (AIJVLP), an indirectly held one-third ownership investment in Petrogas Energy Corp. (Petrogas), through which AltaGas’ interest in the Ferndale Terminal is held, an interest in four regulated pipelines in the Marcellus/Utica gas formation in northeast United States and WGL’s retail gas marketing business; and

•

Power, which, subsequent to the sale of non-core power assets in Canada that closed in February 2019, and the sale of the remaining 55 percent interest in the Northwest Hydro facilities which closed in January 2019, includes 1,105 MW of gross capacity from natural gas-fired, biomass, solar, other distributed generation and energy storage assets located in Alberta, Canada and 20 states and the District of Columbia in the United States. The Power business also includes energy efficiency contracting and WGL’s retail power marketing business.